Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Computed expense at statutory rates	$ 3,428,659	$ 3,543,806
Tax exempt interest and BOLI	(380,952)	(243,121)
Disallowed interest	37,416	6,205
Partnership rehabilitation and tax credits	(698,450)	(389,911)
Low income housing investment amortization expense	498,896	212,284
Other	9,522	6,063
Income tax expense	$ 2,895,091	$ 3,135,326